PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Components of Property Plant and Equipment

Property, plant and equipment consists of the following:

	As of December 31,

	2013	2012
In millions
Land	$5.9	$6.1
Software	26.7	17.2
Buildings and improvements	245.8	238.5
Machinery and equipment	1,206.9	1,149.0

	1,485.3	1,410.8
Less accumulated depreciation	(811.0)	(729.4)

	674.3	681.4
Construction in progress	50.6	108.5

Total property, plant and equipment, net	$724.9	$789.9